Organization and Nature of Operations (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations description	The Company operates from six locations that include its corporate headquarters and 185,000 square foot satellite assembly, integrating and testing facilities in Midland, Texas, and engineering and development centers in Maryland, Spain, the United Kingdom, and Israel. In addition, its 51% owned and controlled subsidiary, NanoAvionika UAB (“Nano”), is located in Lithuania.	The Company operates from six locations that include its corporate headquarters and 185,000 square foot satellite assembly, integrating and testing facilities in Midland, Texas, and engineering and development centers in Maryland, Spain, the United Kingdom, and Israel. In addition, its 51% owned and controlled subsidiary, NanoAvionika UAB (“Nano”), is located in Lithuania.